Description of business	9 Months Ended
Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]
1. Description of business

Höegh LNG Partners LP (the “Partnership”) is a publicly traded Marshall Islands limited partnership initially formed for the purpose of acquiring from Höegh LNG Holdings Ltd. (“Höegh LNG”) their interests in Hoegh LNG Lampung Pte. Ltd., PT Hoegh LNG Lampung (the owner of the PGN FSRU Lampung and the Tower Yoke Mooring System), SRV Joint Gas Ltd. (the owner of the Neptune), and SRV Joint Gas Two Ltd. (the owner of the GDF Suez Cape Ann) in connection with the Partnership’s initial public offering of its common units (the “IPO”) which was completed in August 2014. As of September 30, 2017, the Partnership has a fleet of five floating storage regasification units (“FSRUs”).

Under the partnership agreement, the general partner has irrevocably delegated to the Partnership’s board of directors the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. Four of the seven board members were elected by the common unitholders at the Partnership’s first annual meeting of unitholders held on September 24, 2014. As a result, Höegh LNG, as the owner of the general partner, does not have the power to control the Partnership’s board of directors or the Partnership, and the Partnership is not considered to be under the control of Höegh LNG for United States generally accepted accounting principles (“US GAAP”) purposes. Therefore, the sale of a business from Höegh LNG to the Partnership is a change of control. As a result, the Partnership accounts for acquisitions of businesses under the purchase method of accounting and not as transfers of entities under common control.

In December 2016, the Partnership issued and sold 6,588,389 common units in an underwritten public offering (refer to note 18) to be used primarily to fund the purchase price of the acquisition of a 51% ownership interest in Höegh LNG Colombia Holding Ltd., the owner of the entities that own and operate the Höegh Grace (the “Höegh Grace entities”).

On January 3, 2017, the Partnership closed the acquisition of a 51% ownership interest in the Höegh Grace entities pursuant to a purchase, sale and contribution agreement that the Partnership entered into with Höegh LNG on December 1, 2016. On January 1, 2017, the Partnership entered an agreement with Höegh LNG, under which Höegh LNG granted to the Partnership the authority to make decisions about operations of Höegh LNG Colombia Holding Ltd. from January 1, 2017 to the closing date of the acquisition. As a result, the Partnership has recorded the results of operations of the entities that own and operate Höegh Grace in its consolidated income statement from January 1, 2017. Refer to note 4.

On October 5, 2017, the Partnership issued 4,600,000 8.75% Series A cumulative redeemable preferred units (the “Series A preferred units”). Refer to note 19. A portion of the net proceeds was used to repay outstanding debt under the seller’s credit note related to the Höegh Gallant acquisition and outstanding debt under the revolving credit facility. The remainder of the net proceeds are expected to be used for working capital needs and the acquisition of the remaining 49% of the Höegh Grace (refer to note 19).

The Partnership’s 50% interests in SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., collectively, are referred to as the “joint ventures” and the remaining entities owned by the Partnership, as reflected in the table below are, collectively, referred to as the “subsidiaries” in these consolidated financial statements. The PGN FSRU Lampung, the Höegh Gallant, the Höegh Grace, the Neptune and the GDF Suez Cape Ann are FSRUs and, collectively, referred to in these consolidated financial statements as the vessels or the FSRUs. The Tower Yoke Mooring System (the “Mooring”) is an offshore installation that is used to moor the PGN FSRU Lampung to offload the gas into an offshore pipe that transports the gas to a land terminal. PT Hoegh LNG Lampung, Hoegh LNG Cyprus Limited, the owner of the Höegh Gallant, Höegh LNG FSRU IV Ltd., the owner of the Höegh Grace, and the two joint ventures, SRV Joint Gas Ltd. and SRV Joint Gas Two Ltd., are collectively referred to as the “FSRU-owning entities.”

The Neptune and the GDF Suez Cape Ann operate under long-term time charters with expiration dates in 2029 and 2030, respectively, and, in each case, with an option for the charterer, GDF Suez Global LNG Supply SA (“GDF Suez”), a subsidiary of ENGIE, to extend for up to two additional periods of five years each. The PGN FSRU Lampung, operates under a long term time charter which started in July 2014 with an expiration date in 2034 (with an option for the charterer to extend for up to one additional period of ten years or two additional periods of five years each) and uses the Mooring that was constructed and installed and sold to the charterer, PT PGN LNG Indonesia (“PGN LNG”), a subsidiary of PT Perusahaan Gas Negara (Persero) Tbk (“PGN”). The Höegh Gallant operates under a long term time charter which started in April 2015 with an expiration date in April 2020 with Hoegh LNG Egypt LLC (“EgyptCo”), a subsidiary of Höegh LNG. EgyptCo has a charter with the government-owned Egyptian Natural Gas Holding Company (“EGAS”). Pursuant to an option agreement, the Partnership has the right to cause Höegh LNG to charter the Höegh Gallant from the expiration or termination of the EgyptCo charter until July 2025.

The Höegh Grace operates under a long term time charter which started in December 2016 with Sociedad Portuaria El Cayao S.A. E.S.P. (“SPEC”). The non cancellable charter period is 10 years. The initial term of the charter is 20 years. However, each party has an unconditional option to cancel the charter after 10 and 15 years without penalty. However, if SPEC waives its right to terminate in year 10 within a certain deadline, the Partnership will not be able to exercise its right to terminate in year 10.

The following table lists the entities included in these consolidated financial statements and their purpose as of September 30, 2017.

Jurisdiction of
Incorporation
Name	or Registration	Purpose
Höegh LNG Partners LP	Marshall Islands	Holding Company
Höegh LNG Partners Operating LLC (100% owned)	Marshall Islands	Holding Company
Hoegh LNG Services Ltd (100% owned)	United Kingdom	Administration Services Company
Hoegh LNG Lampung Pte. Ltd. (100% owned)	Singapore	Owns 49% of PT Hoegh LNG Lampung
PT Hoegh LNG Lampung (49% owned) (1)	Indonesia	Owns PGN FSRU Lampung
SRV Joint Gas Ltd. (50% owned) (2)	Cayman Islands	Owns Neptune
SRV Joint Gas Two Ltd. (50% owned) (2)	Cayman Islands	Owns GDF Suez Cape Ann
Höegh LNG FSRU III Ltd. (100% owned) (3)	Cayman Islands	Owns 100% of Hoegh LNG Cyprus Limited
Hoegh LNG Cyprus Limited (100% owned) (3)	Cyprus	Owns Höegh Gallant
Hoegh LNG Cyprus Limited Egypt Branch (100% owned) (3)	Egypt	Branch of Hoegh LNG Cyprus Limited
Höegh LNG Colombia Holding Ltd. (51% owned) (4)	Cayman Islands	Owns 100% of Höegh LNG FSRU IV Ltd. and Höegh LNG Colombia S.A.S.
Höegh LNG FSRU IV Ltd. (51% indirectly owned) (4)	Cayman Islands	Owns Höegh Grace
Höegh LNG Colombia S.A.S. (51% indirectly owned) (4)	Colombia	Operating Company

(1)    PT Hoegh LNG Lampung is a variable interest entity, which is controlled by Hoegh LNG Lampung Pte. Ltd. and is, therefore, 100% consolidated in the consolidated financial statements.
(2)    The remaining 50% interest in each joint venture is owned by Mitsui O.S.K. Lines, Ltd. and Tokyo LNG Tanker Co.
(3)    The ownership interests were acquired on October 1, 2015.
(4)    The 51% ownership interests were acquired on January 3, 2017. Refer to note 4.